UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2013 (Unaudited)

Common Stocks--98.0%	Shares		Value ($)
Australia--7.7%
AGL Energy	22,084		288,821
ALS	15,390		117,445
Alumina	112,290	a	97,904
Amcor	51,547		490,668
AMP	125,592		510,257
APA Group	35,806		193,106
Asciano	42,600		194,519
ASX	7,737		241,318
Aurizon Holdings	84,106		343,219
Australia & New Zealand Banking Group	114,113		3,052,505
Bendigo and Adelaide Bank	17,917		171,999
BHP Billiton	133,717		4,163,444
Boral	34,041		129,735
Brambles	65,267		532,682
Caltex Australia	6,352		106,825
CFS Retail Property Trust	87,781		161,749
Coca-Cola Amatil	23,415		270,449
Cochlear	2,583		141,812
Commonwealth Bank of Australia	67,006		4,469,556
Computershare	20,839		183,191
Crown	15,682		180,426
CSL	20,832		1,237,153
Dexus Property Group	213,483		201,484
Echo Entertainment Group	30,084		70,848
Federation Centres	64,376		135,403
Flight Centre	2,140		87,233
Fortescue Metals Group	61,998		203,961
Goodman Group	70,898		300,791
GPT Group	70,534		232,043
Harvey Norman Holdings	21,349		51,044
Iluka Resources	18,724		185,468
Incitec Pivot	63,600		150,349
Insurance Australia Group	88,784		463,659
James Hardie Industries-CDI	18,114		150,444
Leighton Holdings	7,421		110,195
Lend Lease Group	22,150		174,607
Macquarie Group	13,067		515,501
Metcash	34,689		107,572
Mirvac Group	148,930		219,540
National Australia Bank	98,314		2,759,787
Newcrest Mining	32,706		359,536
Orica	15,155		246,288
Origin Energy	45,901		493,036
Qantas Airways	41,721	a	47,251
QBE Insurance Group	49,850		735,296
Ramsay Health Care	5,278		174,727

Rio Tinto	18,193		940,451
Santos	40,207		494,036
Seek	13,527		114,657
Sonic Healthcare	16,149		207,718
SP AusNet	72,030		76,398
Stockland	90,419		290,958
Suncorp Group	52,668		606,908
Sydney Airport	8,175		26,380
Tabcorp Holdings	33,277		97,809
Tatts Group	60,376		173,118
Telstra	181,578		814,427
Toll Holdings	28,622		137,125
Transurban Group	56,899		346,755
Treasury Wine Estates	25,721		110,279
Wesfarmers	41,709		1,520,604
Westfield Group	88,379		891,313
Westfield Retail Trust	126,912		343,366
Westpac Banking	129,154		3,586,031
Whitehaven Coal	19,528		34,491
Woodside Petroleum	27,517		929,740
Woolworths	51,507		1,542,622
WorleyParsons	8,268		163,721
			38,903,753
Austria--.3%
Andritz	3,077		165,991
Erste Group Bank	9,716		295,094
IMMOFINANZ	38,344	a	156,961
OMV	6,034		267,030
Raiffeisen Bank International	2,344		71,239
Telekom Austria	9,805		68,155
Verbund	3,340		65,873
Vienna Insurance Group	1,670		86,368
Voestalpine	5,020		192,437
			1,369,148
Belgium--1.1%
Ageas	9,815		392,963
Anheuser-Busch InBev	33,413		3,217,370
Belgacom	6,323		154,988
Colruyt	3,021		172,335
Delhaize Group	4,060		266,578
Groupe Bruxelles Lambert	3,308	a	269,197
Groupe Bruxelles Lambert (STRIP)	236	a,b	0
KBC Groep	9,255		371,219
Solvay	2,460		333,158
Telenet Group Holding	2,398		116,107
UCB	4,500		259,369
Umicore	4,980		224,361
			5,777,645
China--.0%
AAC Technologies Holdings	30,000		139,641
Yangzijiang Shipbuilding Holdings	91,000		66,951
			206,592

Denmark--1.1%
AP Moller - Maersk, Cl. A	25		185,217
AP Moller - Maersk, Cl. B	55		431,423
Carlsberg, Cl. B	4,562		452,191
Coloplast, Cl. B	4,688		274,040
Danske Bank	28,054	a	517,104
DSV	7,535		197,644
Novo Nordisk, Cl. B	17,096		2,891,914
Novozymes, Cl. B	9,781		335,269
TDC	28,903		252,916
Tryg	1,152		104,526
William Demant Holding	1,152	a	101,464
			5,743,708
Finland--.8%
Elisa	6,364		136,732
Fortum	18,860		372,593
Kesko, Cl. B	2,995		94,072
Kone, Cl. B	6,668		495,877
Metso	5,003		176,178
Neste Oil	4,719		68,367
Nokia	153,332	a	601,758
Nokian Renkaat	4,986		221,481
Orion, Cl. B	4,426		108,283
Pohjola Bank, Cl. A	5,263		90,601
Sampo, Cl. A	17,204		754,369
Stora Enso, Cl. R	21,997		163,146
UPM-Kymmene	20,788		231,890
Wartsila	7,376		333,828
			3,849,175
France--9.1%
Accor	6,674		251,802
Aeroports de Paris	1,389		143,486
Air Liquide	12,947		1,718,619
Alstom	9,153		309,532
Arkema	2,734		274,062
Atos	2,389		179,601
AXA	74,204		1,636,243
BNP Paribas	41,701		2,698,127
Bouygues	8,391		245,251
Bureau Veritas	9,052		268,665
Cap Gemini	6,082		332,953
Carrefour	24,729		758,964
Casino Guichard Perrachon	2,294		235,906
Christian Dior	2,270		401,949
Cie de St-Gobain	16,341		757,615
Cie Generale de Geophysique-Veritas	7,241	a	183,029
Cie Generale des Etablissements Michelin	7,489		752,008
CNP Assurances	6,982		118,150
Credit Agricole	41,537	a	396,648
Danone	23,926		1,890,704
Dassault Systemes	2,576		338,518
Edenred	8,317		266,490

EDF	9,794	287,365
Essilor International	8,515	952,681
Eurazeo	1,459	93,759
Eutelsat Communications	5,705	159,497
Fonciere Des Regions	1,253	102,616
GDF Suez	55,472	1,163,784
Gecina	1,000	122,685
Groupe Eurotunnel	24,439	191,824
ICADE	1,094	98,720
Iliad	1,003	236,646
Imerys	1,513	99,937
JCDecaux	2,555	81,985
Kering	3,101	709,986
Klepierre	3,865	167,572
L'Oreal	10,128	1,697,027
Lafarge	7,993	511,100
Lagardere	4,997	158,117
Legrand	10,198	528,432
LVMH Moet Hennessy Louis Vuitton	10,640	1,934,275
Natixis	41,498	211,719
Orange	77,276	759,622
Pernod-Ricard	8,868	1,055,883
Publicis Groupe	7,474	602,947
Remy Cointreau	943	97,627
Renault	7,853	618,165
Rexel	6,519	158,144
Safran	10,484	615,639
Sanofi	49,731	5,304,031
Schneider Electric	22,111	1,759,338
SCOR	6,401	204,587
Societe BIC	1,136	126,041
Societe Generale	29,365	1,180,374
Sodexo	3,999	365,277
Suez Environnement	11,151	158,064
Technip	4,344	479,373
Thales	3,664	188,884
Total	88,669	4,730,240
Unibail-Rodamco	3,962	960,087
Vallourec	4,335	255,885
Veolia Environnement	13,621	182,748
Vinci	19,366	1,045,745
Vivendi	49,743	1,062,783
Wendel	1,277	147,597
Zodiac Aerospace	1,443	209,727
		45,936,857
Germany--7.9%
Adidas	8,735	973,809
Allianz	18,957	2,955,726
Axel Springer	1,517	79,111
BASF	38,225	3,389,845
Bayer	34,419	3,999,707
Bayerische Motoren Werke	13,855	1,356,414

Beiersdorf	4,287		396,488
Brenntag	2,130		349,956
Celesio	3,952		89,378
Commerzbank	39,951	a	341,641
Continental	4,500		708,812
Daimler	40,324		2,801,351
Deutsche Bank	42,749		1,928,221
Deutsche Boerse	8,256		584,097
Deutsche Lufthansa	9,327	a	186,743
Deutsche Post	37,864		1,061,349
Deutsche Telekom	117,551		1,430,604
E.ON	75,341		1,278,436
Fraport Frankfurt Airport Services Worldwide	1,609		104,298
Fresenius & Co.	5,115		645,635
Fresenius Medical Care & Co.	8,685		549,803
GEA Group	7,622		314,491
Hannover Rueckversicherung	2,427		180,488
HeidelbergCement	6,000		460,888
Henkel & Co.	5,541		460,276
Hochtief	1,402		106,836
Hugo Boss	1,386		160,749
Infineon Technologies	45,970		405,711
K+S	7,058		173,943
Kabel Deutschland Holding	3,670		413,930
Lanxess	3,616		226,120
Linde	7,756		1,494,078
MAN	1,367		155,781
Merck	2,756		455,740
Metro	5,401		186,205
Muenchener Rueckversicherungs	7,507		1,490,055
Osram Licht	3,299	a	128,608
RWE	20,070		603,825
SAP	38,313		2,818,122
Siemens	32,994		3,612,889
Suedzucker	3,784	a	123,511
Telefonica Deutschland Holding	11,353		77,692
ThyssenKrupp	16,741	a	364,138
United Internet	4,460		145,724
Volkswagen	1,298		295,542
			40,066,766
Greece--.0%
Hellenic Telecommunications Organization	10,491	a	94,906
OPAP	8,290		74,443
			169,349
Hong Kong--2.8%
AIA Group	505,200		2,393,896
ASM Pacific Technology	10,800		117,391
Bank of East Asia	49,550		185,918
BOC Hong Kong Holdings	158,000		496,067
Cathay Pacific Airways	52,000		96,281
Cheung Kong Holdings	58,000		815,153
Cheung Kong Infrastructure Holdings	27,000		186,427

CLP Holdings	72,288		599,324
First Pacific	92,250		104,316
Galaxy Entertainment Group	88,000	a	463,510
Hang Lung Properties	92,000		298,339
Hang Seng Bank	32,700		500,476
Henderson Land Development	42,038		262,345
HKT Trust	87,000		85,142
Hong Kong & China Gas	234,661		601,509
Hong Kong Exchanges & Clearing	45,500		706,941
Hopewell Holdings	26,000		82,469
Hutchison Whampoa	88,800		1,002,429
Hysan Development	28,000		118,959
Kerry Properties	29,500		121,338
Li & Fung	241,200		319,087
Link REIT	98,000		479,537
MGM China Holdings	40,000		115,272
MTR	59,000		219,474
New World Development	162,786		238,021
Noble Group	158,963		111,950
NWS Holdings	60,000		92,063
Orient Overseas International	11,300		62,724
PCCW	167,000		76,011
Power Assets Holdings	59,500		534,346
Shangri-La Asia	65,000		102,249
Sino Land	127,730		180,505
SJM Holdings	78,530		196,841
Sun Hung Kai Properties	66,699		890,111
Swire Pacific, Cl. A	28,000		330,342
Swire Properties	46,400		136,407
Wharf Holdings	63,311		544,898
Wheelock & Co.	37,000		192,738
Yue Yuen Industrial Holdings	32,300		88,917
			14,149,723
Ireland--.3%
Bank of Ireland	857,556	a	193,945
CRH	29,751		625,354
Elan	19,770	a	304,567
Kerry Group, Cl. A	6,342		387,389
Ryanair Holdings	4,000		36,973
			1,548,228
Israel--.5%
Bank Hapoalim	42,826		205,235
Bank Leumi Le-Israel	55,519	a	186,618
Bezeq Israeli Telecommunication	76,662		123,810
Delek Group	202		57,017
Israel	117	a	54,987
Israel Chemicals	18,647		149,006
Israel Discount Bank, Cl. A	1	a	2
Mellanox Technologies	1,373	a	62,254
Mizrahi Tefahot Bank	6,222	a	66,444
NICE Systems	2,452		94,185
Teva Pharmaceutical Industries	35,551		1,408,454

			2,408,012
Italy--2.1%
Assicurazioni Generali	48,739		960,282
Atlantia	14,628		277,505
Banca Monte dei Paschi di Siena	281,163	a	76,829
Enel	274,957		915,938
Enel Green Power	70,150		155,945
Eni	106,742		2,358,696
EXOR	2,723		89,549
Fiat	35,904	a	286,112
Fiat Industrial	35,626		438,642
Finmeccanica	15,364	a	80,287
Intesa Sanpaolo	485,222		920,507
Luxottica Group	6,874		366,891
Mediobanca	23,963		147,091
Pirelli & C	9,607		126,273
Prysmian	8,493		172,644
Saipem	10,910		232,952
Snam	84,404		398,395
STMicroelectronics	26,028		223,721
Telecom Italia	413,239		279,550
Telecom Italia-RSP	266,227		139,581
Tenaris	20,122		453,473
Terna Rete Elettrica Nazionale	61,697		274,964
UniCredit	181,320		987,071
Unione di Banche Italiane	34,029		144,504
			10,507,402
Japan--21.5%
ABC-Mart	1,000		45,144
Acom	1,550	a	47,809
Advantest	6,400		83,734
Aeon	24,600		338,687
AEON Financial Service	2,860		83,454
AEON Mall	3,080		76,819
Air Water	7,000		102,809
Aisin Seiki	7,800		309,897
Ajinomoto	25,800		360,478
Alfresa Holdings	1,900		94,408
Amada	14,000		100,807
ANA Holdings	55,000		113,472
Aozora Bank	46,959		145,323
Asahi Glass	43,800		284,067
Asahi Group Holdings	16,500		421,137
Asahi Kasei	51,900		329,179
Asics	7,000		117,894
Astellas Pharma	18,579		996,218
Bank of Kyoto	14,000		112,103
Bank of Yokohama	50,000		274,742
Benesse Holdings	3,300		113,921
Bridgestone	27,100		963,211
Brother Industries	9,100		101,307
CALBEE	600		57,788

Canon	46,950		1,450,554
Casio Computer	9,300		83,112
Central Japan Railway	5,900		724,318
Chiba Bank	33,000		228,853
Chiyoda	6,000		71,331
Chubu Electric Power	26,700		370,871
Chugai Pharmaceutical	10,028		199,208
Chugoku Bank	6,000		78,072
Chugoku Electric Power	11,700		172,196
Citizen Holdings	12,400		71,049
Coca-Cola West	2,700		52,505
Cosmo Oil	27,000	a	50,189
Credit Saison	7,100		159,607
Dai Nippon Printing	24,800		221,379
Dai-ichi Life Insurance	363		495,691
Daicel	11,000		94,934
Daido Steel	12,200		70,900
Daihatsu Motor	8,000		176,162
Daiichi Sankyo	28,083		458,059
Daikin Industries	9,800		408,375
Dainippon Sumitomo Pharma	6,900		91,756
Daito Trust Construction	2,900		265,387
Daiwa House Industry	24,400		449,323
Daiwa Securities Group	71,000		606,230
DeNA	4,300		81,731
Denso	20,300		924,706
Dentsu	7,400		236,564
Don Quijote	2,100		110,030
East Japan Railway	14,100		1,136,237
Eisai	10,500		444,515
Electric Power Development	5,280		174,993
FamilyMart	2,617		115,601
FANUC	8,029		1,218,578
Fast Retailing	2,258		773,730
Fuji Electric	21,000		78,715
Fuji Heavy Industries	24,000		593,688
FUJIFILM Holdings	19,700		433,195
Fujitsu	80,800		310,293
Fukuoka Financial Group	33,000		148,974
Furukawa Electric	28,000		67,777
Gree	4,300		34,871
GungHo Online Entertainment	140	a	114,391
Gunma Bank	18,000		102,032
Hachijuni Bank	15,000		88,244
Hakuhodo DY Holdings	840		57,910
Hamamatsu Photonics	3,200		111,286
Hankyu Hanshin Holdings	48,000		275,028
Hino Motors	10,000		153,917
Hirose Electric	1,300		173,802
Hiroshima Bank	24,000		100,010
Hisamitsu Pharmaceutical	2,400		132,366
Hitachi	199,900		1,343,419

Hitachi Chemical	4,000		67,450
Hitachi Construction Machinery	5,000		98,815
Hitachi High-Technologies	2,700		59,069
Hitachi Metals	8,000		96,333
Hokkaido Electric Power	8,200	a	107,284
Hokuhoku Financial Group	51,000		96,364
Hokuriku Electric Power	7,700		111,281
Honda Motor	68,459		2,538,108
Hoya	18,500		399,438
Hulic	10,800		129,609
Ibiden	5,600		83,734
Idemitsu Kosan	900		75,100
IHI	53,000		223,562
INPEX	91		398,723
Isetan Mitsukoshi Holdings	15,020		207,712
Isuzu Motors	49,000		348,820
ITOCHU	62,800		747,879
Itochu Techno-Solutions	900		35,711
Iyo Bank	11,000		105,158
J Front Retailing	19,800		157,737
Japan Airlines	2,600		138,086
Japan Exchange Group	2,000		187,928
Japan Petroleum Exploration	1,400		60,198
Japan Prime Realty Investment	31		84,948
Japan Real Estate Investment	24		253,948
Japan Retail Fund Investment	94		185,293
Japan Steel Works	13,000		73,159
Japan Tobacco	45,600		1,595,138
JFE Holdings	20,460		463,281
JGC	9,000		318,047
Joyo Bank	26,462		142,702
JSR	7,700		139,357
JTEKT	8,000		100,746
JX Holdings	95,876		510,177
Kajima	38,800		136,717
Kamigumi	9,400		78,053
Kaneka	12,000		81,381
Kansai Electric Power	29,899	a	366,447
Kansai Paint	10,000		129,915
Kao	21,600		692,718
Kawasaki Heavy Industries	56,000		205,331
KDDI	22,500		1,243,234
Keikyu	20,000		167,092
Keio	25,000		176,182
Keisei Electric Railway	11,000		106,057
Keyence	1,885		616,076
Kikkoman	6,000		103,442
Kinden	6,000		58,462
Kintetsu	67,354		289,613
Kirin Holdings	37,000		548,330
Kobe Steel	113,000	a	178,889
Koito Manufacturing	4,000		77,377

Komatsu	39,000		871,535
Konami	4,400		97,608
Konica Minolta Holdings	19,500		159,927
Kubota	45,000		657,236
Kuraray	14,000		191,462
Kurita Water Industries	4,800		98,049
Kyocera	6,700		680,880
Kyowa Hakko Kirin	8,705		86,952
Kyushu Electric Power	18,000	a	250,945
Lawson	2,600		203,942
LIXIL Group	10,624		249,785
M3	24		66,183
Mabuchi Motor	1,000		51,987
Makita	4,500		234,859
Marubeni	67,000		466,694
Marui Group	8,300		80,957
Maruichi Steel Tube	2,000		48,187
Mazda Motor	115,000	a	481,565
McDonald's Holdings Japan	3,000		83,281
Medipal Holdings	5,800		72,033
MEIJI Holdings	2,521		118,441
Miraca Holdings	2,600		125,605
Mitsubishi	58,698		1,072,523
Mitsubishi Chemical Holdings	59,380		279,585
Mitsubishi Electric	79,000		768,941
Mitsubishi Estate	52,000		1,322,970
Mitsubishi Gas Chemical	16,000		118,640
Mitsubishi Heavy Industries	126,700		681,962
Mitsubishi Logistics	6,000		87,693
Mitsubishi Materials	43,000		151,956
Mitsubishi Motors	18,300	a	241,857
Mitsubishi Tanabe Pharma	9,200		124,126
Mitsubishi UFJ Financial Group	530,190		3,254,460
Mitsubishi UFJ Lease & Finance	25,500		131,263
Mitsui & Co.	72,500		973,726
Mitsui Chemicals	38,000		88,101
Mitsui Fudosan	35,286		1,067,842
Mitsui OSK Lines	43,000	a	166,010
Mizuho Financial Group	960,400		1,991,229
MS&AD Insurance Group Holdings	21,657		562,272
Murata Manufacturing	8,300		571,361
Nabtesco	4,500		94,449
Namco Bandai Holdings	7,850		127,159
NEC	103,800		235,355
NEXON	4,600		58,211
NGK Insulators	11,000		147,176
NGK Spark Plug	7,926		157,694
NHK Spring	7,000		81,360
Nidec	4,300		351,343
Nikon	14,160		296,332
Nintendo	4,425		561,317
Nippon Building Fund	29		316,035

Nippon Electric Glass	17,085		91,960
Nippon Express	32,000		151,323
Nippon Meat Packers	7,000		107,956
Nippon Prologis REIT	11		95,496
Nippon Steel & Sumitomo Metal	316,615		921,614
Nippon Telegraph & Telephone	18,200		917,342
Nippon Yusen	69,800		193,909
Nishi-Nippon City Bank	26,000		67,184
Nissan Motor	103,900		1,089,830
Nisshin Seifun Group	7,800		90,499
Nissin Foods Holdings	2,600		103,432
Nitori Holdings	1,400		119,538
Nitto Denko	6,800		384,067
NKSJ Holdings	13,670		343,879
NOK	3,400		54,242
Nomura Holdings	151,800		1,158,151
Nomura Real Estate Holdings	5,700		132,909
Nomura Real Estate Office Fund	12		52,518
Nomura Research Institute	3,900		127,862
NSK	20,000		187,519
NTT Data	55		197,733
NTT DoCoMo	638		974,170
NTT Urban Development	55		66,510
Obayashi	25,000		133,796
Odakyu Electric Railway	25,000		237,718
OJI Paper	35,000		149,423
Olympus	10,000	a	306,302
Omron	8,300		257,282
Ono Pharmaceutical	3,400		218,425
ORACLE JAPAN	1,400		54,622
Oriental Land	2,100		342,100
ORIX	45,800		680,615
Osaka Gas	76,000		322,133
OTSUKA	700		79,216
Otsuka Holdings	15,500		501,047
Panasonic	90,595	a	787,421
Park24	3,800		70,015
Rakuten	30,100		406,724
Resona Holdings	78,200		388,963
Ricoh	28,000		315,147
Rinnai	1,500		109,999
Rohm	3,700		143,223
Sankyo	2,200		97,293
Sanrio	2,100		102,523
Santen Pharmaceutical	3,300		144,086
SBI Holdings	7,830		82,211
Secom	8,800		485,344
Sega Sammy Holdings	7,484		174,430
Sekisui Chemical	19,000		190,951
Sekisui House	23,000		297,630
Seven & I Holdings	31,460		1,188,867
Seven Bank	26,000		96,395

Sharp	46,000	a	189,807
Shikoku Electric Power	6,800	a	121,887
Shimadzu	9,000		71,055
Shimamura	1,000		114,799
Shimano	3,300		297,947
Shimizu	23,000		95,843
Shin-Etsu Chemical	17,200		1,075,110
Shinsei Bank	67,000		149,178
Shionogi & Co.	13,100		266,389
Shiseido	14,600		224,719
Shizuoka Bank	23,400		253,574
Showa Denko	57,000		76,846
Showa Shell Sekiyu	8,500		78,480
SMC	2,200		466,694
Softbank	39,800		2,536,534
Sojitz	54,600		93,128
Sony	42,180		890,902
Sony Financial Holdings	7,000		115,106
Stanley Electric	6,700		130,017
Sumco	4,900		43,290
Sumitomo	46,100		617,743
Sumitomo Chemical	66,000		217,731
Sumitomo Electric Industries	31,300		423,578
Sumitomo Heavy Industries	25,000		116,433
Sumitomo Metal Mining	23,000		300,684
Sumitomo Mitsui Financial Group	53,400		2,446,114
Sumitomo Mitsui Trust Holdings	133,640		616,947
Sumitomo Realty & Development	15,000		628,894
Sumitomo Rubber Industries	7,600		126,757
Suntory Beverage & Food	5,200		183,230
Suruga Bank	8,000		142,335
Suzuken	2,920		91,408
Suzuki Motor	15,100		362,579
Sysmex	3,200		206,884
T&D Holdings	23,700		300,395
Taiheiyo Cement	47,000		158,411
Taisei	39,000		152,160
Taisho Pharmaceutical Holdings	1,500		102,339
Taiyo Nippon Sanso	12,000		84,813
Takashimaya	12,000		118,272
Takeda Pharmaceutical	32,700		1,461,163
TDK	5,500		198,575
Teijin	40,000		87,019
Terumo	6,200		314,401
THK	4,400		91,946
Tobu Railway	45,000		232,561
Toho	4,100		85,593
Toho Gas	18,000		90,083
Tohoku Electric Power	19,800	a	231,752
Tokio Marine Holdings	28,900		925,355
Tokyo Electric Power	59,972	a	366,901
Tokyo Electron	7,100		323,782

Tokyo Gas	100,000		550,506
Tokyo Tatemono	17,000		141,508
Tokyu	46,820		304,610
Tokyu Land	19,000		181,636
TonenGeneral Sekiyu	13,000		125,871
Toppan Printing	25,000		170,054
Toray Industries	63,000		402,155
Toshiba	168,000		729,241
TOTO	11,000		112,460
Toyo Seikan Group Holdings	7,100		117,693
Toyo Suisan Kaisha	4,000		125,217
Toyoda Gosei	2,400		59,075
Toyota Boshoku	2,600		37,708
Toyota Industries	6,700		276,116
Toyota Motor	114,957		7,009,430
Toyota Tsusho	8,700		231,384
Trend Micro	4,700		156,491
Tsumura & Co.	2,300		65,634
Ube Industries	46,600		88,526
Unicharm	5,000		266,571
United Urban Investment	97		120,668
USS	980		117,208
West Japan Railway	6,900		291,758
Yahoo! Japan	614		327,350
Yakult Honsha	3,600		168,032
Yamada Denki	3,620		146,782
Yamaguchi Financial Group	9,000		85,854
Yamaha	7,200		92,509
Yamaha Motor	11,200		150,538
Yamato Holdings	15,600		342,878
Yamato Kogyo	1,800		58,462
Yamazaki Baking	4,000		47,227
Yaskawa Electric	9,000		107,640
Yokogawa Electric	8,800		114,146
Yokohama Rubber	9,000		88,796
			107,821,765
Luxembourg--.1%
SES	12,925		380,005
Macau--.1%
Sands China	103,413		559,360
Wynn Macau	60,800		172,469
			731,829
Mexico--.0%
Fresnillo	7,044		110,265
Netherlands--3.0%
Aegon	75,878		584,974
Akzo Nobel	9,743		593,060
ASML Holding	14,945		1,344,032
Corio	2,835		124,027
DE Master Blenders 1753	21,452	a	353,880
Delta Lloyd	7,094		153,549
European Aeronautic Defence and Space	24,350		1,454,009

Fugro	3,133		190,894
Gemalto	3,324		347,577
Heineken	9,441		663,161
Heineken Holding	4,112		257,985
ING Groep	160,379	a	1,638,610
Koninklijke Ahold	41,306		680,575
Koninklijke Boskalis Westminster	3,270		122,873
Koninklijke DSM	6,427		451,450
Koninklijke KPN	141,360	a	372,544
Koninklijke Philips	40,014		1,280,780
Koninklijke Vopak	2,912		167,705
QIAGEN	9,940	a	205,563
Randstad Holding	5,158		248,849
Reed Elsevier	28,810		551,916
TNT Express	14,602		114,787
Unilever	68,378		2,750,839
Wolters Kluwer	12,399		299,303
Ziggo	6,792		269,808
			15,222,750
New Zealand--.1%
Auckland International Airport	42,260		106,323
Contact Energy	16,082		68,976
Fletcher Building	27,424		178,077
SKYCITY Entertainment Group	26,289		87,978
Telecom Corporation of New Zealand	78,060		140,280
			581,634
Norway--.8%
Aker Solutions	6,700		100,964
DNB	39,984		665,970
Gjensidige Forsikring	8,002		123,911
Norsk Hydro	38,511		163,708
Orkla	31,249		241,972
Seadrill	15,371		659,674
Statoil	46,635		1,011,396
Telenor	28,699		635,559
Yara International	7,645		343,278
			3,946,432
Portugal--.2%
Banco Espirito Santo	66,352	a	64,438
Energias de Portugal	88,059		312,789
Galp Energia	10,873		173,579
Jeronimo Martins	10,446		206,369
Portugal Telecom	27,519		105,107
			862,282
Singapore--1.6%
Ascendas Real Estate Investment Trust	91,912		166,343
CapitaCommercial Trust	76,000		84,023
CapitaLand	105,500		268,139
CapitaMall Trust	97,000		154,944
CapitaMalls Asia	65,000		102,038
City Developments	17,000		142,196
ComfortDelGro	78,700		123,854

DBS Group Holdings	71,588		940,724
Genting Singapore	250,527		261,202
Global Logistic Properties	134,843		301,337
Golden Agri-Resources	325,440		134,442
Hutchison Port Holdings Trust	227,000		167,980
Jardine Cycle & Carriage	4,422		140,296
Keppel	61,700		502,494
Keppel Land	26,000		75,493
Olam International	62,995		84,020
Oversea-Chinese Banking	107,942		896,933
SembCorp Industries	43,254		172,900
SembCorp Marine	38,000		136,051
Singapore Airlines	21,733		172,893
Singapore Exchange	35,000		210,135
Singapore Press Holdings	69,075		238,611
Singapore Technologies Engineering	68,000		229,012
Singapore Telecommunications	332,951		1,029,624
StarHub	26,918		93,197
United Overseas Bank	53,112		896,867
UOL Group	21,111		115,950
Wilmar International	75,000		185,899
			8,027,597
Spain--2.9%
Abertis Infraestructuras	15,002		278,513
Acciona	1,014		47,653
ACS Actividades de Construccion y Servicios	6,606		189,828
Amadeus IT Holding, Cl. A	15,899		546,126
Banco Bilbao Vizcaya Argentaria	232,047		2,197,359
Banco de Sabadell	111,484		228,106
Banco Popular Espanol	48,779	a	214,472
Banco Santander	449,570		3,285,890
Bankia	142,086	a	125,323
CaixaBank	49,801		183,653
Distribuidora Internacional de Alimentacion	24,733		204,924
Enagas	7,495		185,062
Ferrovial	16,087		273,938
Gas Natural SDG	14,374		292,574
Grifols	6,086		256,741
Iberdrola	203,436		1,123,163
Inditex	9,124		1,216,242
Mapfre	35,362		129,371
Red Electrica	4,424		246,925
Repsol	35,660		853,453
Telefonica	171,843	a	2,449,577
Zardoya Otis	6,097		88,817
			14,617,710
Sweden--3.2%
Alfa Laval	13,304		301,874
Assa Abloy, Cl. B	14,008		620,223
Atlas Copco, Cl. A	27,966		729,811
Atlas Copco, Cl. B	15,731		368,770
Boliden	11,860		167,761

Electrolux, Ser. B	9,881		287,873
Elekta, Cl. B	15,028		256,609
Ericsson, Cl. B	126,008		1,489,520
Getinge, Cl. B	8,170		302,075
Hennes & Mauritz, Cl. B	39,738		1,480,234
Hexagon, Cl. B	9,704		295,967
Husqvarna, Cl. B	16,174		97,121
Industrivarden, Cl. C	5,510		99,073
Investment AB Kinnevik, Cl. B	8,362		252,471
Investor, Cl. B	19,092		574,680
Lundin Petroleum	8,991	a	198,079
Millicom International Cellular, SDR	2,453		195,882
Nordea Bank	110,166		1,395,212
Ratos, Cl. B	9,138		81,522
Sandvik	43,561		551,016
Scania, Cl. B	13,117		273,281
Securitas, Cl. B	13,206		128,755
Skandinaviska Enskilda Banken, Cl. A	62,156		686,103
Skanska, Cl. B	15,622		294,793
SKF, Cl. B	16,308		452,350
Svenska Cellulosa, Cl. B	23,847		631,100
Svenska Handelsbanken, Cl. A	20,747		942,156
Swedbank, Cl. A	37,778		911,102
Swedish Match	8,494		317,312
Tele2, Cl. B	14,263		182,715
TeliaSonera	97,614		706,854
Volvo, Cl. B	62,794		925,800
			16,198,094
Switzerland--9.2%
ABB	92,210	a	2,036,601
Actelion	4,420	a	293,727
Adecco	5,437	a	345,155
Aryzta	3,825	a	236,621
Baloise Holding	1,861		202,298
Banque Cantonale Vaudoise	127		65,596
Barry Callebaut	84	a	81,463
Cie Financiere Richemont, Cl. A	21,884		2,142,407
Coca-Cola HBC-CDI	8,469	a	220,566
Credit Suisse Group	62,804	a	1,845,200
EMS-Chemie Holding	319		111,854
Geberit	1,603		429,742
Givaudan	346	a	481,921
Glencore Xstrata	419,112		1,769,279
Holcim	9,537	a	689,422
Julius Baer Group	9,648	a	438,275
Kuehne & Nagel International	2,147		259,835
Lindt & Spruengli	4		182,355
Lindt & Spruengli-PC	38		149,298
Lonza Group	2,290	a	176,182
Nestle	134,478		9,110,995
Novartis	95,883		6,900,219
Pargesa Holding-BR	1,256		89,913

Partners Group Holding	681		180,065
Roche Holding	29,287		7,215,340
Schindler Holding	876		122,296
Schindler Holding-PC	1,992		285,202
SGS	229		518,402
Sika-BR	92		256,580
Sonova Holding	2,104	a	232,351
Sulzer	959		143,521
Swatch Group	1,746		180,269
Swatch Group-BR	1,284		763,088
Swiss Life Holding	1,289	a	231,489
Swiss Prime Site	2,174	a	159,976
Swiss Re	14,716	a	1,171,937
Swisscom	993		443,682
Syngenta	3,858		1,531,194
UBS	152,954	a	3,012,968
Zurich Insurance Group	6,147	a	1,654,566
			46,361,850
United Kingdom--21.5%
3i Group	40,656		237,127
Aberdeen Asset Management	39,934		233,462
Admiral Group	7,931		169,273
Aggreko	11,359		307,584
AMEC	12,404		203,227
Anglo American	58,300		1,248,747
Antofagasta	16,062		215,512
ArcelorMittal	42,755		562,934
ARM Holdings	58,219		774,954
Associated British Foods	15,183		449,011
AstraZeneca	52,386		2,657,752
Aviva	123,766		699,461
Babcock International Group	14,772		264,047
BAE Systems	135,444		918,757
Barclays	512,694		2,245,449
BG Group	142,800		2,577,504
BHP Billiton	88,598		2,532,527
BP	798,615		5,522,331
British American Tobacco	80,358		4,285,923
British Land	38,866		353,274
British Sky Broadcasting Group	44,969		566,431
BT Group	330,043		1,710,590
Bunzl	14,415		308,979
Burberry Group	18,830		438,273
Capita	27,912		442,872
Carnival	7,320		283,179
Centrica	217,388		1,293,051
Cobham	43,452		190,109
Compass Group	76,436		1,044,185
Croda International	5,720		218,323
Diageo	104,378		3,261,465
Direct Line Insurance Group	35,078		121,027
easyJet	6,447		138,483

Experian	42,096		789,600
G4S	62,366		213,374
GKN	67,073		357,226
GlaxoSmithKline	204,409		5,236,552
Hammerson	30,961		249,393
Hargreaves Lansdown	8,738		130,336
HSBC Holdings	770,727		8,767,774
ICAP	23,517		145,535
IMI	13,179		275,068
Imperial Tobacco Group	40,623		1,363,267
Inmarsat	19,204		199,680
InterContinental Hotels Group	11,377		330,052
International Consolidated Airlines Group	38,774	a	171,978
Intertek Group	6,648		305,928
Intu Properties	30,561		156,489
Invensys	26,448		199,683
Investec	22,879		152,898
ITV	157,365		403,617
J Sainsbury	53,650		321,239
Johnson Matthey	8,431		363,610
Kingfisher	101,482		613,662
Land Securities Group	33,367		481,711
Legal & General Group	242,331		711,123
Lloyds Banking Group	1,916,535	a	1,996,275
London Stock Exchange Group	7,017		168,019
Marks & Spencer Group	68,924		504,859
Meggitt	32,088		267,258
Melrose Industries	53,387		229,028
National Grid	153,581		1,837,552
Next	6,737		511,411
Old Mutual	199,963		590,748
Pearson	33,487		687,723
Persimmon	12,317	a	231,594
Petrofac	10,534		210,408
Prudential	107,178		1,902,742
Randgold Resources	3,820		277,195
Reckitt Benckiser Group	27,106		1,929,398
Reed Elsevier	50,054		646,472
Resolution	59,778		294,457
Rexam	32,429		242,619
Rio Tinto	53,311		2,396,501
Rolls-Royce Holdings	78,721	a	1,407,122
Royal Bank of Scotland Group	90,782	a	438,615
Royal Dutch Shell, Cl. A	157,120		5,349,275
Royal Dutch Shell, Cl. B	108,806		3,839,287
RSA Insurance Group	147,003		279,537
SABMiller	40,182		1,968,603
Sage Group	47,658		254,113
Schroders	4,200		156,857
Segro	29,066		137,426
Serco Group	19,549		186,464
Severn Trent	10,096		272,309

Shire	23,220		848,474
Smith & Nephew	38,604		460,711
Smiths Group	16,175		340,798
SSE	40,010		958,633
Standard Chartered	101,238		2,347,871
Standard Life	101,000		582,784
Subsea 7	11,106		210,706
Tate & Lyle	19,062		243,295
Tesco	337,593		1,886,330
Travis Perkins	9,959		257,857
TUI Travel	20,087		116,791
Tullow Oil	37,163		586,829
Unilever	53,839		2,185,994
United Utilities Group	28,026		307,610
Vedanta Resources	4,090		72,361
Vodafone Group	2,039,037		6,126,262
Weir Group	8,724		285,204
Whitbread	7,724		379,532
William Hill	35,078		259,610
WM Morrison Supermarkets	93,911		413,017
Wolseley	11,481		549,467
WPP	52,767		950,424
			108,000,045
United States--.1%
Transocean	14,982		708,587
Total Common Stocks
(cost $468,573,205)			494,207,203

Preferred Stocks--.6%	Shares		Value ($)
Germany
Bayerische Motoren Werke	2,125		161,563
Fuchs Petrolub	1,499		112,453
Henkel & Co.	7,317		716,826
Porsche Automobil Holding	6,551		558,118
ProSiebenSat.1 Media	4,145		170,061
RWE	1,967		59,087
Volkswagen	6,052		1,438,364
Total Preferred Stocks
(cost $2,051,769)			3,216,472

Rights--.0%	Shares		Value ($)
Australia--.0%
ALS	1,399	a	868
Spain--.0%
Banco Santander	449,570	a	98,684
CaxiaBank	49,801	a	3,511
Zardoya Otis	6,097	a	3,472
			105,667
Total Rights
(cost $136,047)			106,535

	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.03%, 12/5/13	190,000	c	189,975
0.05%, 9/12/13	215,000	c	214,994
Total Short-Term Investments
(cost $404,964)			404,969

Other Investment--.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,615,162)	4,615,162	[d]	4,615,162
Total Investments (cost $475,781,147)	99.6%		502,550,341
Cash and Receivables (Net)	.4%		2,160,684
Net Assets	100.0%		504,711,025

BR-Bearer Certificate
CDI-Chess Depository Interest
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Risparmio (Savings) Shares
SDR-Swedish Depository Receipts
STRIP-Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors. At July 31, 2013, the value of this security amounted to $0 or less than .01% of net assets.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $26,769,194 of which $92,725,519 related to appreciated investment securities and $65,956,325 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.0
Industrial	12.4
Consumer Discretionary	11.7
Consumer Staples	11.5
Health Care	10.1
Materials	7.9
Energy	6.9
Telecommunication Services	5.2
Information Technology	4.2
Utilities	3.7
Short-Term/Money Market Investments	1.0
99.6

STATEMENT OF FINANCIAL FUTURES
July 31, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2013 ($)
Financial Futures Long
ASX SPI 200 Index	7	788,069	September 2013	11,677
Euro STOXX 50	56	2,053,214	September 2013	43,541
FTSE 100 Index	20	1,996,957	September 2013	16,206
TOPIX	13	1,494,383	September 2013	(94,297)

Gross Unrealized Appreciation				71,424
Gross Unrealized Depreciation				(94,297)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
9/18/2013	a	554,390	510,254	496,623	(13,631)
9/18/2013	b	327,616	309,885	293,478	(16,407)
9/18/2013	c	149,372	136,061	133,807	(2,254)
9/18/2013	d	120,805	114,189	108,217	(5,972)

British Pound,
Expiring:
9/18/2013	a	1,006,972	1,545,092	1,531,339	(13,753)
9/18/2013	c	412,392	622,187	627,140	4,953
9/18/2013	e	458,516	716,033	697,282	(18,751)
9/18/2013	f	94,779	146,008	144,134	(1,874)
9/18/2013	g	193,827	303,790	294,760	(9,030)

Euro,
Expiring:
9/18/2013	a	1,125,926	1,485,699	1,498,140	12,441
9/18/2013	c	1,187,344	1,569,447	1,579,862	10,415
9/18/2013	e	82,447	108,432	109,703	1,271
9/18/2013	f	182,023	238,363	242,197	3,834

Japanese Yen,
Expiring:
9/18/2013	a	71,482,980	726,164	730,277	4,113

9/18/2013	c	76,534,359	770,406	781,882	11,476
9/18/2013	e	55,283,985	573,648	564,786	(8,862)
9/18/2013	f	25,796,194	263,886	263,536	(350)

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
9/18/2013	a	38,128	34,838	34,155	683
9/18/2013	c	417,361	391,862	373,872	17,990
9/18/2013	f	24,540	22,596	21,983	613

British Pound,
Expiring:
9/18/2013	a	110,269	169,463	167,690	1,773
9/18/2013	c	909,978	1,409,336	1,383,837	25,499
9/18/2013	h	48,933	72,974	74,414	(1,440)

Euro,
Expiring:
9/18/2013	a	133,478	176,179	177,604	(1,425)
9/18/2013	c	1,087,084	1,437,196	1,446,457	(9,261)
9/18/2013	h	52,881	67,927	70,363	(2,436)

Japanese Yen,
Expiring:
9/18/2013	a	8,160,812	83,550	83,372	178
9/18/2013	c	100,236,884	1,030,468	1,024,029	6,439

Gross Unrealized Appreciation					101,678
Gross Unrealized Depreciation					(105,446)

Counterparties:
a Bank of America

b	Bank of Montreal
c	Citigroup
d	Deutsche Bank
e	Credit Suisse
f	Goldman Sachs International
g	UBS
h	Merrill Lynch

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	708,587	-	-	708,587
Equity Securities - Foreign Common Stocks+	493,498,616	-	0	493,498,616
Mutual Funds	4,615,162	-	-	4,615,162
Preferred Stocks+	3,216,472	-	-	3,216,472
Rights+	106,535	-	-	106,535
U.S. Treasury	-	404,969	-	404,969
Other Financial Instruments:
Financial Futures++	71,424	-	-	71,424
Forward Foreign Currency Exchange Contracts++	-	101,678	-	101,678
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(94,297)	-	-	(94,297)
Forward Foreign Currency Exchange Contracts++	-	(105,446)	-	(105,446)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2013 (Unaudited)

Common Stocks--98.0%	Shares		Value ($)
Automobiles & Components--1.1%
BorgWarner	21,120		2,015,482
Delphi Automotive	51,123		2,746,328
Ford Motor	696,931		11,764,195
General Motors	135,298	a	4,853,139
Goodyear Tire & Rubber	43,150	a	798,275
Harley-Davidson	40,147		2,279,145
Johnson Controls	121,027		4,866,496
			29,323,060
Banks--3.0%
BB&T	123,747		4,416,530
Comerica	33,381		1,420,028
Fifth Third Bancorp	157,110		3,021,225
Hudson City Bancorp	87,836		839,712
Huntington Bancshares	151,668		1,296,761
KeyCorp	168,827		2,074,884
M&T Bank	21,218		2,479,535
People's United Financial	59,919		898,785
PNC Financial Services Group	93,887		7,140,106
Regions Financial	248,633		2,488,816
SunTrust Banks	95,122		3,309,294
U.S. Bancorp	328,252		12,250,365
Wells Fargo & Co.	873,241		37,985,984
Zions Bancorporation	33,419		990,539
			80,612,564
Capital Goods--7.7%
3M	111,961		13,147,580
Boeing	121,048		12,722,145
Caterpillar	116,170		9,631,655
Cummins	31,141		3,773,978
Danaher	101,964		6,866,256
Deere & Co.	69,479		5,771,621
Dover	30,657		2,625,465
Eaton	84,224		5,807,245
Emerson Electric	127,084		7,799,145
Fastenal	47,507	b	2,328,318
Flowserve	25,938		1,470,166
Fluor	28,452		1,779,957
General Dynamics	58,727		5,011,762
General Electric	1,834,249		44,700,648
Honeywell International	139,474		11,573,553
Illinois Tool Works	72,900		5,251,716
Ingersoll-Rand	48,500		2,960,925
Jacobs Engineering Group	22,340	a	1,322,528
Joy Global	18,859		933,521
L-3 Communications Holdings	16,154		1,504,745

Lockheed Martin	47,707		5,730,565
Masco	61,285		1,257,568
Northrop Grumman	42,528		3,915,128
PACCAR	62,463		3,514,793
Pall	19,090		1,335,536
Parker Hannifin	25,965		2,681,665
Pentair	35,763		2,184,404
Precision Castparts	26,200		5,809,064
Quanta Services	37,851	a	1,014,785
Raytheon	56,962		4,092,150
Rockwell Automation	24,879		2,409,531
Rockwell Collins	23,815		1,694,914
Roper Industries	17,614		2,218,659
Snap-on	10,081		956,183
Stanley Black & Decker	28,133		2,380,614
Textron	48,699		1,333,379
United Technologies	149,942		15,829,377
W.W. Grainger	10,563		2,768,985
Xylem	33,763		841,712
			208,951,941
Commercial & Professional Services--.7%
ADT	38,121	a	1,527,890
Avery Dennison	17,132		766,314
Cintas	19,386		921,029
Dun & Bradstreet	7,368	b	763,546
Equifax	20,748		1,311,896
Iron Mountain	30,330		843,174
Nielsen Holdings	37,109		1,240,183
Pitney Bowes	37,470	b	618,630
Republic Services	52,618		1,784,276
Robert Half International	24,946		928,989
Stericycle	14,882	a	1,725,419
Tyco International	83,700		2,913,597
Waste Management	76,952		3,234,293
			18,579,236
Consumer Durables & Apparel--1.1%
Coach	49,351		2,622,019
D.R. Horton	48,521		975,272
Fossil Group	9,547	a	1,049,215
Garmin	19,839	b	795,147
Harman International Industries	11,678		706,869
Hasbro	19,752	b	908,592
Leggett & Platt	25,041		786,538
Lennar, Cl. A	29,000	b	982,230
Mattel	60,133		2,527,390
Newell Rubbermaid	51,414		1,389,206
NIKE, Cl. B	128,544		8,087,988
PulteGroup	60,015		998,049
PVH	13,933		1,836,230
Ralph Lauren	10,735		1,954,414
VF	15,513		3,056,061
Whirlpool	14,030		1,879,178

			30,554,398
Consumer Services--1.8%
Carnival	79,070		2,927,962
Chipotle Mexican Grill	5,387	a	2,220,899
Darden Restaurants	23,707		1,162,828
H&R Block	48,006		1,508,829
International Game Technology	49,348		911,458
Marriott International, Cl. A	44,259		1,839,847
McDonald's	177,061		17,366,143
Starbucks	131,953		9,400,332
Starwood Hotels & Resorts
Worldwide	34,602	c	2,288,922
Wyndham Worldwide	24,698		1,538,685
Wynn Resorts	13,838		1,842,253
Yum! Brands	79,196		5,774,972
			48,783,130
Diversified Financials--7.1%
American Express	170,505		12,578,154
Ameriprise Financial	35,785		3,184,865
Bank of America	1,911,411		27,906,601
Bank of New York Mellon	205,890		6,475,241
BlackRock	22,255		6,275,020
Capital One Financial	103,073		7,114,098
Charles Schwab	193,583		4,276,248
Citigroup	539,541		28,131,668
CME Group	53,675		3,970,877
Discover Financial Services	87,444		4,329,352
E*TRADE Financial	42,286	a	630,061
Franklin Resources	73,122		3,574,203
Goldman Sachs Group	76,536		12,554,200
IntercontinentalExchange	12,790	a	2,333,536
Invesco	78,462		2,525,692
JPMorgan Chase & Co.	670,844		37,386,136
Legg Mason	19,474	b	669,711
Leucadia National	52,336		1,404,175
McGraw-Hill Financial	49,496		3,061,823
Moody's	34,693		2,351,145
Morgan Stanley	245,067		6,668,273
NASDAQ OMX Group	19,811		641,876
Northern Trust	38,540		2,256,132
NYSE Euronext	43,808		1,846,945
SLM	79,159		1,956,019
State Street	80,758		5,626,410
T. Rowe Price Group	46,303		3,483,838
			193,212,299
Energy--10.3%
Anadarko Petroleum	88,123		7,800,648
Apache	69,379		5,567,665
Baker Hughes	77,748		3,687,588
Cabot Oil & Gas	36,985		2,804,203
Cameron International	43,473	a	2,577,949
Chesapeake Energy	91,182	b	2,124,541

Chevron	343,426		43,233,899
ConocoPhillips	216,694		14,054,773
CONSOL Energy	40,833		1,267,048
Denbury Resources	67,122	a	1,174,635
Devon Energy	66,140		3,638,361
Diamond Offshore Drilling	12,503	b	843,202
Ensco, Cl. A	40,955		2,348,360
EOG Resources	47,766		6,949,475
EQT	26,271		2,272,442
Exxon Mobil	788,901		73,959,469
FMC Technologies	41,942	a	2,235,509
Halliburton	163,980		7,410,256
Helmerich & Payne	19,077		1,205,666
Hess	52,503		3,909,373
Kinder Morgan	112,033		4,230,366
Marathon Oil	124,828		4,538,746
Marathon Petroleum	58,623		4,298,825
Murphy Oil	31,750		2,150,110
Nabors Industries	54,361		836,616
National Oilwell Varco	75,603		5,305,063
Newfield Exploration	23,525	a	578,715
Noble	45,097		1,722,705
Noble Energy	64,238		4,014,233
Occidental Petroleum	142,097		12,653,738
Peabody Energy	48,931		810,297
Phillips 66	109,341		6,724,472
Pioneer Natural Resources	24,222		3,748,597
QEP Resources	32,621		994,614
Range Resources	28,835		2,280,849
Rowan, Cl. A	22,488	a	772,463
Schlumberger	235,725		19,171,514
Southwestern Energy	62,547	a	2,426,198
Spectra Energy	117,779		4,238,866
Tesoro	25,125		1,428,356
Valero Energy	96,812		3,462,965
Williams	121,889		4,164,947
WPX Energy	35,479	a	681,552
			280,299,869
Food & Staples Retailing--2.4%
Costco Wholesale	76,732		8,999,896
CVS Caremark	218,455		13,432,798
Kroger	90,682		3,561,082
Safeway	44,553		1,149,022
Sysco	103,774		3,581,241
Wal-Mart Stores	290,965		22,677,812
Walgreen	151,400		7,607,850
Whole Foods Market	60,686		3,372,928
			64,382,629
Food, Beverage & Tobacco--5.5%
Altria Group	356,639		12,503,763
Archer-Daniels-Midland	116,265		4,240,185
Beam	29,044		1,887,570

Brown-Forman, Cl. B	26,633		1,931,159
Campbell Soup	31,488		1,473,638
Coca-Cola	679,221		27,223,178
Coca-Cola Enterprises	45,862		1,721,659
ConAgra Foods	73,325		2,655,098
Constellation Brands, Cl. A	27,123	a	1,412,837
Dr. Pepper Snapple Group	35,584		1,663,196
General Mills	114,900		5,974,800
Hershey	26,365		2,501,248
Hormel Foods	22,888		969,307
J.M. Smucker	18,779		2,113,013
Kellogg	44,935		2,976,494
Kraft Foods Group	104,852		5,932,526
Lorillard	68,063		2,894,719
McCormick & Co.	23,885		1,710,405
Mead Johnson Nutrition	35,637		2,595,799
Molson Coors Brewing, Cl. B	27,760		1,389,666
Mondelez International, Cl. A	315,346		9,860,869
Monster Beverage	24,802	a	1,512,674
PepsiCo	274,182		22,905,164
Philip Morris International	290,158		25,876,290
Reynolds American	56,564		2,795,959
Tyson Foods, Cl. A	49,245		1,360,147
			150,081,363
Health Care Equipment & Services--4.2%
Abbott Laboratories	278,544		10,203,067
Aetna	66,989		4,298,684
AmerisourceBergen	41,442		2,414,825
Baxter International	97,099		7,092,111
Becton Dickinson & Co.	34,191		3,546,291
Boston Scientific	243,582	a	2,659,915
C.R. Bard	13,683		1,568,072
Cardinal Health	61,461		3,078,582
CareFusion	39,802	a	1,535,163
Cerner	52,544	a	2,574,656
Cigna	51,060		3,974,000
Covidien	83,526		5,147,707
DaVita HealthCare Partners	14,619	a	1,701,798
DENTSPLY International	24,840		1,065,139
Edwards Lifesciences	20,371	a	1,454,082
Express Scripts Holding	145,643	a	9,546,899
Humana	27,772		2,534,473
Intuitive Surgical	7,070	a	2,743,160
Laboratory Corp. of America
Holdings	16,834	a	1,628,521
McKesson	40,855		5,011,274
Medtronic	178,150		9,841,006
Patterson	15,412		630,197
Quest Diagnostics	28,543		1,664,342
St. Jude Medical	50,870		2,665,079
Stryker	51,099		3,600,436
Tenet Healthcare	19,011	a	848,841

UnitedHealth Group	181,805		13,244,494
Varian Medical Systems	20,036	a	1,452,610
WellPoint	53,709		4,595,342
Zimmer Holdings	30,386		2,536,623
			114,857,389
Household & Personal Products--2.3%
Avon Products	77,007		1,760,380
Clorox	23,250		1,998,105
Colgate-Palmolive	155,896		9,333,494
Estee Lauder, Cl. A	42,391		2,782,969
Kimberly-Clark	68,646		6,782,225
Procter & Gamble	485,937		39,020,741
			61,677,914
Insurance--4.3%
ACE	60,100		5,491,938
Aflac	82,974		5,117,836
Allstate	83,316		4,247,450
American International Group	261,825	a	11,915,656
Aon	54,935		3,708,113
Assurant	14,133		765,443
Berkshire Hathaway, Cl. B	323,490	a	37,482,786
Chubb	45,742		3,956,683
Cincinnati Financial	26,035		1,275,715
Genworth Financial, Cl. A	83,117	a	1,079,690
Hartford Financial Services Group	78,341		2,417,603
Lincoln National	46,850		1,952,240
Loews	54,392		2,477,556
Marsh & McLennan	96,269		4,030,783
MetLife	194,521		9,418,707
Principal Financial Group	48,175		2,088,868
Progressive	98,789		2,569,502
Prudential Financial	82,559		6,519,684
Torchmark	16,892	b	1,200,683
Travelers	66,875		5,587,406
Unum Group	46,363		1,466,925
XL Group	51,483		1,613,992
			116,385,259
Materials--3.2%
Air Products & Chemicals	37,229		4,044,559
Airgas	11,990		1,237,488
Alcoa	192,245		1,528,348
Allegheny Technologies	18,808		518,537
Ball	26,812		1,200,909
Bemis	17,582		724,203
CF Industries Holdings	10,559		2,069,670
Cliffs Natural Resources	26,122	b	509,640
Dow Chemical	214,402		7,512,646
E.I. du Pont de Nemours & Co.	164,604		9,496,005
Eastman Chemical	26,907		2,164,130
Ecolab	47,543		4,380,612
FMC	23,716		1,569,051
Freeport-McMoRan Copper & Gold	183,601		5,192,236

International Flavors & Fragrances	14,164		1,142,752
International Paper	77,314		3,735,039
LyondellBasell Industries, Cl. A	67,169		4,615,182
MeadWestvaco	30,975		1,144,526
Monsanto	94,449		9,329,672
Mosaic	48,333		1,986,003
Newmont Mining	87,851		2,635,530
Nucor	57,017		2,667,255
Owens-Illinois	30,119	a	896,040
PPG Industries	25,630		4,112,077
Praxair	52,886		6,355,311
Sealed Air	34,582		942,014
Sherwin-Williams	15,328		2,669,678
Sigma-Aldrich	21,630		1,807,403
United States Steel	26,106	b	452,939
Vulcan Materials	23,664		1,116,468
			87,755,923
Media--3.6%
Cablevision Systems (NY Group),
Cl. A	40,411		755,282
CBS, Cl. B	101,385		5,357,183
Comcast, Cl. A	466,127		21,013,005
DIRECTV	99,323	a	6,284,166
Discovery Communications, Cl. A	43,667	a	3,481,133
Gannett	40,778		1,050,441
Interpublic Group of Cos.	70,523		1,160,103
News Corp., Cl. A	88,680	a	1,412,672
Omnicom Group	46,870		3,012,335
Scripps Networks Interactive, Cl.
A	15,343		1,085,824
Time Warner	165,761		10,320,280
Time Warner Cable	51,893		5,919,435
Twenty-First Century Fox	354,723		10,599,123
Viacom, Cl. B	79,236		5,766,004
Walt Disney	318,858		20,614,170
Washington Post, Cl. B	721		387,437
			98,218,593
Pharmaceuticals, Biotech & Life Sciences--8.5%
AbbVie	280,785		12,770,102
Actavis	22,990	a	3,086,867
Agilent Technologies	60,480		2,705,270
Alexion Pharmaceuticals	34,152	a	3,969,487
Allergan	52,725		4,804,302
Amgen	132,837		14,384,919
Biogen Idec	41,936	a	9,147,500
Bristol-Myers Squibb	290,524		12,562,258
Celgene	74,230	a	10,901,418
Eli Lilly & Co.	177,045		9,402,860
Forest Laboratories	40,896	a	1,781,430
Gilead Sciences	270,178	a	16,602,438
Hospira	29,933	a	1,218,273
Johnson & Johnson	497,980		46,561,130

Life Technologies	30,145	a	2,248,817
Merck & Co.	533,944		25,720,082
Mylan	67,858	a	2,277,314
PerkinElmer	20,343		693,493
Perrigo	15,446		1,921,328
Pfizer	1,183,185		34,584,498
Regeneron Pharmaceuticals	13,571	a	3,664,984
Thermo Fisher Scientific	63,220		5,759,974
Waters	15,374	a	1,551,852
Zoetis	88,758		2,645,876
			230,966,472
Real Estate--2.0%
American Tower	70,069	c	4,960,185
Apartment Investment & Management,
Cl. A	26,808	c	787,619
AvalonBay Communities	21,504	c	2,910,351
Boston Properties	26,639	c	2,849,041
CBRE Group, Cl. A	53,752	a	1,245,434
Equity Residential	57,352	c	3,211,712
HCP	81,083	c	3,557,111
Health Care	49,680	c	3,203,863
Host Hotels & Resorts	127,297	c	2,273,524
Kimco Realty	73,713	c	1,662,228
Macerich	24,295	c	1,507,505
Plum Creek Timber	28,023	c	1,366,962
Prologis	88,122	c	3,380,360
Public Storage	25,509	c	4,061,543
Simon Property Group	55,289	c	8,849,557
Ventas	51,526	c	3,387,319
Vornado Realty Trust	29,837	c	2,530,476
Weyerhaeuser	96,956	c	2,753,550
			54,498,340
Retailing--4.4%
Abercrombie & Fitch, Cl. A	14,039		700,125
Amazon.com	64,573	a	19,450,679
AutoNation	7,145	a	342,246
AutoZone	6,335	a	2,841,754
Bed Bath & Beyond	39,470	a	3,018,271
Best Buy	45,619		1,372,676
CarMax	40,103	a	1,966,651
Dollar General	54,125	a	2,959,014
Dollar Tree	41,307	a	2,216,121
Expedia	16,642		784,337
Family Dollar Stores	16,391		1,127,045
GameStop, Cl. A	21,251	b	1,042,574
Gap	52,429		2,406,491
Genuine Parts	27,282		2,236,851
Home Depot	259,481		20,506,783
J.C. Penney	26,323	a,b	384,316
Kohl's	36,281		1,922,167
L Brands	42,890		2,391,975
Lowe's	190,620		8,497,840

Macy's	68,250		3,299,205
Netflix	9,731	a	2,376,505
Nordstrom	27,456		1,681,405
O'Reilly Automotive	19,980	a	2,502,695
PetSmart	18,442		1,350,323
priceline.com	9,176	a	8,035,148
Ross Stores	39,059		2,635,311
Staples	122,100	b	2,078,142
Target	114,604		8,165,535
The TJX Companies	128,258		6,674,546
Tiffany & Co.	21,339		1,696,664
TripAdvisor	19,513	a	1,463,865
Urban Outfitters	19,231	a	818,471
			118,945,731
Semiconductors & Semiconductor Equipment--2.0%
Advanced Micro Devices	110,175	a,b	415,360
Altera	57,845		2,056,968
Analog Devices	54,685		2,699,252
Applied Materials	211,234		3,445,227
Broadcom, Cl. A	93,593		2,580,359
First Solar	10,675	a	525,637
Intel	881,246		20,533,032
KLA-Tencor	29,810		1,747,760
Lam Research	29,623		1,458,044
Linear Technology	40,484		1,642,031
LSI	100,482		781,750
Microchip Technology	33,824	b	1,344,166
Micron Technology	182,598	a	2,419,424
NVIDIA	103,156		1,488,541
Teradyne	35,007	a,b	577,265
Texas Instruments	194,448		7,622,362
Xilinx	46,090		2,151,942
			53,489,120
Software & Services--9.0%
Accenture, Cl. A	115,209		8,503,576
Adobe Systems	89,195	a	4,217,140
Akamai Technologies	30,772	a	1,452,438
Autodesk	41,049	a	1,452,724
Automatic Data Processing	85,887		6,191,594
BMC Software	23,636	a	1,086,547
CA	60,022		1,785,054
Citrix Systems	32,379	a	2,331,936
Cognizant Technology Solutions,
Cl. A	53,977	a	3,907,395
Computer Sciences	26,846		1,279,480
eBay	205,755	a	10,635,476
Electronic Arts	54,599	a	1,426,126
Fidelity National Information
Services	52,142		2,250,449
Fiserv	23,406	a	2,252,593
Google, Cl. A	47,639	a	42,284,376
International Business Machines	185,180		36,117,507

Intuit	49,819		3,184,430
MasterCard, Cl. A	18,557		11,331,090
Microsoft	1,332,725		42,420,637
Oracle	652,264		21,100,740
Paychex	58,642	b	2,312,840
Red Hat	35,282	a	1,826,549
SAIC	50,355	b	769,928
salesforce.com	96,292	a	4,212,775
Symantec	121,375		3,238,285
Teradata	30,339	a	1,793,642
Total System Services	28,103		770,303
VeriSign	28,054	a	1,342,103
Visa, Cl. A	90,019		15,934,263
Western Union	102,301	b	1,837,326
Yahoo!	169,963	a	4,774,261
			244,023,583
Technology Hardware & Equipment--6.4%
Amphenol, Cl. A	28,894		2,269,913
Apple	166,458		75,322,245
Cisco Systems	947,551		24,209,928
Corning	259,674		3,944,448
Dell	257,696		3,265,008
EMC	370,699		9,693,779
F5 Networks	13,854	a	1,215,827
FLIR Systems	25,374		823,894
Harris	19,507		1,113,265
Hewlett-Packard	343,661		8,825,214
Jabil Circuit	32,358		743,910
JDS Uniphase	40,459	a	593,534
Juniper Networks	92,709	a	2,009,004
Molex	25,992	b	775,341
Motorola Solutions	48,624		2,666,054
NetApp	64,065	b	2,634,353
QUALCOMM	306,294		19,771,278
SanDisk	43,445	a	2,394,688
Seagate Technology	57,330		2,345,370
TE Connectivity	73,800		3,766,752
Western Digital	37,939		2,442,513
Xerox	219,890		2,132,933
			172,959,251
Telecommunication Services--2.5%
AT&T	955,507		33,700,732
CenturyLink	110,317	b	3,954,864
Crown Castle International	51,384	a	3,609,726
Frontier Communications	184,604	b	804,873
Verizon Communications	507,323		25,102,342
Windstream	106,795	b	891,738
			68,064,275
Transportation--1.7%
C.H. Robinson Worldwide	29,405		1,753,126
CSX	180,347		4,474,409
Expeditors International of

Washington	38,012	1,532,644
FedEx	51,756	5,486,136
Kansas City Southern	19,473	2,098,216
Norfolk Southern	55,156	4,035,213
Ryder System	9,785	605,104
Southwest Airlines	132,827	1,836,997
Union Pacific	83,265	13,204,996
United Parcel Service, Cl. B	126,083	10,944,004
		45,970,845
Utilities--3.2%
AES	108,632	1,351,382
AGL Resources	21,260	973,495
Ameren	44,379	1,589,212
American Electric Power	85,842	3,978,777
CenterPoint Energy	76,447	1,897,415
CMS Energy	45,572	1,275,560
Consolidated Edison	51,773	3,101,203
Dominion Resources	101,352	6,011,187
DTE Energy	30,234	2,137,544
Duke Energy	124,174	8,816,354
Edison International	56,928	2,837,861
Entergy	31,245	2,109,038
Exelon	151,261	4,627,074
FirstEnergy	73,944	2,815,048
Integrys Energy Group	13,486	846,921
NextEra Energy	74,959	6,492,199
NiSource	55,163	1,694,607
Northeast Utilities	55,335	2,457,427
NRG Energy	58,519	1,569,480
ONEOK	36,024	1,907,471
Pepco Holdings	42,315	869,573
PG&E	78,384	3,597,042
Pinnacle West Capital	20,017	1,179,001
PPL	102,668	3,261,762
Public Service Enterprise Group	89,128	3,011,635
SCANA	24,197	1,256,066
Sempra Energy	39,726	3,481,189
Southern	152,952	6,858,368
TECO Energy	37,265	658,473
Wisconsin Energy	41,299	1,795,681
Xcel Energy	86,034	2,576,718
		87,034,763
Total Common Stocks
(cost $1,231,180,310)		2,659,627,947
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.04%, 9/12/13	1,475,000	1,474,962
0.05%, 12/5/13	1,035,000	1,034,864
Total Short-Term Investments
(cost $2,509,733)		2,509,826

Other Investment--2.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $52,633,006)	52,633,006 [d]	52,633,006
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $14,241,479)	14,241,479 [d]	14,241,479
Total Investments (cost $1,300,564,528)	100.6%	2,729,012,258
Liabilities, Less Cash and Receivables	(.6%)	(15,841,410)
Net Assets	100.0%	2,713,170,848

a	Non-income producing security.
b	Security, or portion thereof, on loan. At July 31, 2013, the value of the fund's securities on loan was
$17,548,384 and the value of the collateral held by the fund was $17,980,089, consisting of cash collateral of $14,241,479 and U.S. Government & Agency securities valued at $3,738,610.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $1,428,447,730 of which $1,485,456,481 related to appreciated investment securities and $57,008,751 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	10.3
Software & Services	9.0
Pharmaceuticals, Biotech & Life Sciences	8.5
Capital Goods	7.7
Diversified Financials	7.1
Technology Hardware & Equipment	6.4
Food, Beverage & Tobacco	5.5
Retailing	4.4
Insurance	4.3
Health Care Equipment & Services	4.2
Media	3.6
Materials	3.2
Utilities	3.2
Banks	3.0
Short-Term/Money Market Investments	2.6
Telecommunication Services	2.5
Food & Staples Retailing	2.4
Household & Personal Products	2.3
Real Estate	2.0
Semiconductors & Semiconductor Equipment	2.0
Consumer Services	1.8
Transportation	1.7
Automobiles & Components	1.1
Consumer Durables & Apparel	1.1

Commercial & Professional Services	.7
100.6

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2013	($)
Financial Futures Long
Standard & Poor's 500 E-mini	681	57,221,025	September 2013	2,084,389

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,657,279,587	-	-	2,657,279,587
Equity Securities - Foreign Common Stocks+	2,348,360	-	-	2,348,360
Mutual Funds	66,874,485	-	-	66,874,485
U.S. Treasury	-	2,509,826	-	2,509,826
Other Financial Instruments:
Financial Futures++	2,084,389	-	-	2,084,389

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2013 (Unaudited)

Common Stocks--98.6%	Shares		Value ($)
Automobiles & Components--.6%
Dorman Products	59,799		2,815,337
Drew Industries	47,104		1,923,256
Spartan Motors	35,411		214,591
Standard Motor Products	53,229		1,830,545
Superior Industries International	64,277		1,170,484
Winnebago Industries	70,269	a	1,680,834
			9,635,047
Banks--7.8%
Bank Mutual	87,389		542,686
Bank of the Ozarks	64,621		3,087,591
Banner	54,589		2,024,160
BBCN Bancorp	175,069		2,557,758
Boston Private Financial Holdings	230,533		2,547,390
Brookline Bancorp	107,720		1,062,119
City Holding	27,110	b	1,199,889
Columbia Banking System	128,359		3,206,408
Community Bank System	78,661		2,638,290
CVB Financial	196,482		2,571,949
Dime Community Bancshares	39,459		692,505
F.N.B.	319,109		4,033,538
First BanCorp	187,677	a,b	1,413,208
First Commonwealth Financial	248,983		1,869,862
First Financial Bancorp	133,544		2,151,394
First Financial Bankshares	62,606	b	3,859,660
First Midwest Bancorp	183,276		2,798,625
Glacier Bancorp	193,338		4,705,847
Hanmi Financial	103,277	a	1,755,709
Home Bancshares	129,946		3,550,125
Independent Bank	40,613		1,512,428
MB Financial	135,625		3,903,287
National Penn Bancshares	321,669		3,470,809
NBT Bankcorp	97,505		2,200,688
Northwest Bancshares	201,643		2,786,706
Old National Bancorp	254,066		3,661,091
Oritani Financial	125,344		2,038,093
PacWest Bancorp	98,848		3,501,196
Pinnacle Financial Partners	86,674	a	2,468,476
PrivateBancorp	166,314		3,923,347
Provident Financial Services	109,159		1,941,939
S&T Bancorp	60,916		1,491,224
Simmons First National, Cl. A	35,400		968,190
Sterling Bancorp	64,976		880,425
Susquehanna Bancshares	466,220		6,200,726
Taylor Capital Group	33,508	a,b	751,584
Texas Capital Bancshares	96,996	a	4,412,348
Tompkins Financial	15,787		712,467
TrustCo Bank	164,888		979,435

UMB Financial	70,104		4,192,219
Umpqua Holdings	296,639		4,995,401
United Bankshares	97,781	b	2,769,158
United Community Banks	133,986	a	1,826,229
ViewPoint Financial Group	97,301		2,098,783
Wilshire Bancorp	207,156		1,820,901
Wintrust Financial	95,506		3,907,150
			117,683,013
Capital Goods--10.2%
A.O. Smith	194,169		8,023,063
AAON	90,375		1,949,389
AAR	116,926		2,834,286
Actuant, Cl. A	175,285		6,189,313
Aegion	91,284	a	2,083,101
Aerovironment	21,883	a	494,775
Albany International, Cl. A	71,208		2,457,388
American Science & Engineering	18,822		1,144,189
Apogee Enterprises	64,213		1,718,340
Applied Industrial Technologies	90,582		4,724,757
Astec Industries	43,904		1,536,640
AZZ	67,458		2,551,936
Barnes Group	117,326		3,871,758
Belden	100,653		5,899,272
Brady, Cl. A	111,396		3,706,145
Briggs & Stratton	132,538		2,683,894
CIRCOR International	36,637		1,924,175
Comfort Systems USA	93,971		1,451,852
Cubic	37,378		1,889,458
Curtiss-Wright	103,890		4,222,090
DXP Enterprises	23,342	a	1,610,598
Dycom Industries	79,666	a	2,109,556
EMCOR Group	156,695		6,468,370
Encore Wire	51,413		2,144,436
EnerSys	120,665		6,385,592
Engility Holdings	36,581	a	1,192,175
EnPro Industries	40,223	a	2,285,873
ESCO Technologies	65,163		2,256,595
Federal Signal	194,177	a	1,883,517
Franklin Electric	77,708		2,895,400
GenCorp	122,001	a,b	2,136,238
Gibraltar Industries	67,653	a	1,041,856
Griffon	85,291		1,014,963
II-VI	127,756	a	2,258,726
John Bean Technologies	86,017		2,039,463
Kaman	67,239		2,545,669
Kaydon	95,057		2,764,258
Lindsay	35,847	b	2,692,110
Lydall	70,360	a	1,094,802
Moog, Cl. A	105,281	a	5,921,003
Mueller Industries	70,843		3,888,572
National Presto Industries	15,866	b	1,176,305
Orbital Sciences	140,411	a	2,603,220
Orion Marine Group	68,783	a	864,602

Powell Industries	13,551	a	666,709
Quanex Building Products	61,382		1,044,722
Simpson Manufacturing	90,202		2,978,470
Standex International	27,535		1,625,391
Teledyne Technologies	88,929	a	7,129,438
Tennant	50,533		2,607,503
Titan International	117,588	b	2,027,217
Toro	145,104		7,150,725
Universal Forest Products	34,644		1,429,065
Vicor	37,801	a	313,370
Watts Water Technologies, Cl. A	72,564		3,793,646
			153,395,976
Commercial & Professional Services--3.2%
ABM Industries	108,430		2,808,337
CDI	31,718		498,924
Consolidated Graphics	27,207	a	1,458,023
Exponent	29,920		1,978,310
G&K Services, Cl. A	43,384		2,291,109
Healthcare Services Group	175,572	b	4,320,827
Heidrick & Struggles International	26,409		406,170
Insperity	60,207		1,991,045
Interface	138,220		2,624,798
Kelly Services, Cl. A	53,587		1,048,698
Korn/Ferry International	113,860	a	2,223,686
Mobile Mini	86,360	a	2,980,284
Navigant Consulting	127,617	a	1,712,620
On Assignment	94,256	a	2,877,636
Resources Connection	115,642		1,538,039
Tetra Tech	140,882	a	3,324,815
TrueBlue	93,298	a	2,491,057
UniFirst	39,688		3,890,218
United Stationers	109,365		4,526,617
Viad	58,580		1,408,849
WageWorks	48,865	a	1,650,171
			48,050,233
Consumer Durables & Apparel--4.9%
American Greetings, Cl. A	79,720		1,517,869
Arctic Cat	35,248		1,940,050
Blyth	25,232	b	353,500
Brunswick	225,598		8,516,324
Callaway Golf	118,773		852,790
Crocs	219,329	a	2,998,227
Ethan Allen Interiors	63,657	b	1,933,263
Fifth & Pacific Companies	269,267	a	6,413,940
Helen of Troy	63,454	a	2,695,526
Iconix Brand Group	151,707	a	4,982,058
iRobot	58,652	a	2,050,474
JAKKS Pacific	54,153	b	325,460
La-Z-Boy	126,036		2,612,726
M/I Homes	58,256	a	1,238,523
Maidenform Brands	51,560	a	1,204,442
Meritage Homes	77,518	a	3,508,465
Movado Group	40,592		1,480,796

Oxford Industries	27,571		1,865,730
Perry Ellis International	53,080		1,066,908
Quiksilver	272,512	a,b	1,722,276
Ryland Group	115,623		4,675,794
Skechers USA, Cl. A	88,944	a	2,426,392
Standard Pacific	335,859	a,b	2,747,327
Steven Madden	95,028	a	4,886,340
Sturm Ruger & Co.	51,210	b	2,605,053
Universal Electronics	47,443	a	1,462,668
Wolverine World Wide	109,803	b	6,314,771
			74,397,692
Consumer Services--4.2%
American Public Education	45,192	a,b	1,785,536
Biglari Holdings	2,334	a	972,251
BJ's Restaurants	45,538	a	1,622,974
Boyd Gaming	117,748	a,b	1,567,226
Buffalo Wild Wings	39,396	a	4,080,638
Capella Education	34,027	a	1,667,663
Career Education	106,256	a	342,144
CEC Entertainment	45,161		1,878,246
Corinthian Colleges	192,110	a	430,326
Cracker Barrel Old Country Store	52,634		5,152,869
DineEquity	40,187		2,799,828
Hillenbrand	128,909		3,195,654
Interval Leisure Group	93,521		2,011,637
ITT Educational Services	34,497	a,b	904,856
Jack in the Box	119,608	a	4,795,085
Lincoln Educational Services	24,106		151,145
Marcus	72,399		937,567
Marriott Vacations Worldwide	81,934	a	3,605,096
Monarch Casino & Resort	17,578	a	360,349
Multimedia Games Holding Company	75,051	a	2,626,034
Outerwall	72,650	a,b	4,013,912
Papa John's International	37,463	a	2,504,776
Pinnacle Entertainment	125,924	a	2,675,885
Red Robin Gourmet Burgers	34,802	a	1,979,538
Ruby Tuesday	146,894	a	1,075,264
Ruth's Hospitality Group	100,319		1,199,815
SHFL Entertainment	130,832	a	2,976,428
Sonic	157,231	a	2,416,640
Texas Roadhouse	134,797		3,294,439
Universal Technical Institute	10,571		123,681
			63,147,502
Diversified Financials--3.4%
Calamos Asset Management, Cl. A	45,930		489,154
Cash America International	72,679		3,052,518
Encore Capital Group	58,971	a,b	2,291,613
Evercore Partners, Cl. A	76,637		3,634,127
EZCORP, Cl. A	109,911	a	1,987,191
Financial Engines	99,987		4,773,379
First Cash Financial Services	63,500	a	3,390,900
HFF, Cl. A	71,183		1,494,843
Interactive Brokers Group, Cl. A	108,033		1,750,135

Investment Technology Group	89,578	a	1,272,903
MarketAxess Holdings	91,101		4,709,922
Piper Jaffray	37,502	a	1,258,192
Portfolio Recovery Associates	40,938	a	6,112,453
Prospect Capital	458,702	b	5,022,787
Stifel Financial	128,917	a	4,853,725
Virtus Investment Partners	13,823	a	2,577,989
World Acceptance	33,346	a,b	2,777,055
			51,448,886
Energy--4.2%
Approach Resources	67,605	a,b	1,790,856
Basic Energy Services	61,478	a,b	703,308
Bristow Group	89,362		6,077,510
C&J Energy Services	98,461	a,b	1,905,220
Carrizo Oil & Gas	86,708	a	2,746,042
Cloud Peak Energy	119,826	a	1,920,811
Comstock Resources	93,671		1,570,863
Contango Oil & Gas	35,055		1,355,226
ERA Group	41,856	a	1,020,868
Exterran Holdings	166,673	a	5,291,868
Forest Oil	277,883	a,b	1,422,761
Geospace Technologies	29,754	a	2,213,995
Gulf Island Fabrication	30,108		744,571
Gulfport Energy	154,515	a	8,220,198
Hornbeck Offshore Services	67,427	a	3,570,260
ION Geophysical	304,714	a	1,873,991
Matrix Service	65,606	a	1,039,855
Northern Oil and Gas	137,587	a,b	1,817,524
PDC Energy	67,873	a	3,743,196
Penn Virginia	224,778	a,b	1,132,881
PetroQuest Energy	182,417	a	820,876
Pioneer Energy Services	109,026	a	739,196
SEACOR Holdings	49,514	b	4,335,446
Stone Energy	124,584	a	3,034,866
Swift Energy	97,977	a	1,248,227
Tesco	73,477	a	972,835
TETRA Technologies	199,559	a	2,019,537
			63,332,787
Food & Staples Retailing--.6%
Andersons	37,329		2,214,356
Casey's General Stores	86,673		5,740,353
Nash Finch	28,940		678,643
Spartan Stores	55,528		1,092,236
			9,725,588
Food, Beverage & Tobacco--2.8%
Alliance One International	290,841	a	1,108,104
B&G Foods	127,561		4,444,225
Boston Beer, Cl. A	17,053	a,b	3,052,146
Cal-Maine Foods	33,520		1,698,794
Calavo Growers	25,423	b	690,489
Darling International	268,335	a	5,447,200
Diamond Foods	35,332	a,b	720,419
Hain Celestial Group	105,936	a	7,729,091

J&J Snack Foods	32,809		2,614,221
Sanderson Farms	53,878		3,805,942
Seneca Foods, Cl. A	29,451	a	1,035,203
Snyders-Lance	98,045		3,103,124
TreeHouse Foods	83,814	a	5,949,956
			41,398,914
Health Care Equipment & Services--7.3%
Abaxis	45,657		1,922,160
ABIOMED	89,465	a,b	2,243,782
Air Methods	76,364		2,565,067
Align Technology	170,377	a	7,333,026
Almost Family	13,758		263,191
Amedisys	52,896	a	661,729
AMN Healthcare Services	124,131	a	1,834,656
AmSurg	73,692	a	2,882,094
Analogic	32,662		2,331,740
Bio-Reference Labs	71,187	a,b	1,904,252
Cantel Medical	75,892		2,014,174
Centene	135,323	a	7,506,367
Chemed	51,719	b	3,650,844
Computer Programs & Systems	22,312		1,243,671
CONMED	75,174		2,465,707
CorVel	36,384	a	1,233,054
Cross Country Healthcare	47,524	a	268,035
CryoLife	117,742		833,613
Cyberonics	62,683	a	3,258,889
Cynosure, Cl. A	37,167	a	1,058,516
Ensign Group	39,171		1,497,899
Gentiva Health Services	69,047	a	741,565
Greatbatch	53,487	a	2,021,809
Haemonetics	110,572	a	4,668,350
Hanger	67,804	a	2,503,324
HealthStream	44,056	a	1,387,764
Healthways	69,355	a	1,190,132
ICU Medical	30,121	a	2,159,374
Integra LifeSciences Holdings	43,762	a	1,723,785
Invacare	77,245		1,205,794
IPC The Hospitalist	32,725	a	1,648,358
Kindred Healthcare	114,066	a	1,752,054
Landauer	14,214	b	700,324
LHC Group	45,193	a	1,036,727
Magellan Health Services	71,139	a	4,065,594
Medidata Solutions	52,584	a	4,865,598
Meridian Bioscience	116,661	b	2,885,027
Merit Medical Systems	61,074	a	802,512
Molina Healthcare	76,388	a	2,835,523
MWI Veterinary Supply	27,067	a	3,848,115
Natus Medical	61,408	a	785,408
Neogen	49,517	a	2,796,720
NuVasive	120,649	a	2,753,210
Omnicell	75,893	a	1,601,342
PharMerica	87,688	a	1,283,752
Quality Systems	84,599		1,934,779

SurModics	45,127	a	913,370
Symmetry Medical	124,679	a	1,085,954
West Pharmaceutical Services	75,710		5,584,370
			109,753,100
Household & Personal Products--.6%
Central Garden & Pet, Cl. A	116,166	a	875,892
Inter Parfums	51,548		1,700,053
Medifast	45,985	a	1,257,230
Prestige Brands Holdings	112,076	a	3,800,497
WD-40	35,334		2,032,058
			9,665,730
Insurance--2.1%
AMERISAFE	38,602		1,379,249
eHealth	45,556	a	1,400,391
Employers Holdings	79,154		2,080,959
Horace Mann Educators	90,463		2,563,721
Infinity Property & Casualty	21,935		1,425,994
Meadowbrook Insurance Group	114,665		870,307
Navigators Group	27,164	a	1,574,425
ProAssurance	137,266		7,347,849
RLI	34,029		2,808,754
Safety Insurance Group	24,293		1,306,235
Selective Insurance Group	136,809		3,344,980
Stewart Information Services	63,879		1,975,777
Tower Group International	87,602		1,915,856
United Fire Group	63,903		1,662,117
			31,656,614
Materials--5.8%
A. Schulman	69,849		1,871,953
A.M. Castle & Co.	39,805	a,b	677,481
AK Steel Holding	285,202	a,b	969,687
AMCOL International	73,432		2,575,995
American Vanguard	69,461		1,714,992
Balchem	59,466		2,959,028
Buckeye Technologies	89,038		3,313,994
Calgon Carbon	135,883	a	2,436,382
Century Aluminum	127,164	a	1,066,906
Clearwater Paper	47,598	a	2,328,494
Deltic Timber	26,354		1,589,937
Glatfelter	100,670		2,664,735
Globe Specialty Metals	156,308		1,864,754
H.B. Fuller	120,120		4,822,818
Hawkins	19,754		765,468
Haynes International	24,753		1,190,619
Headwaters	169,779	a	1,601,016
Innophos Holdings	55,802		2,781,172
Kaiser Aluminum	46,236		3,016,899
KapStone Paper and Packaging	90,501		3,986,569
Koppers Holdings	57,752		2,232,115
Kraton Performance Polymers	78,076	a	1,584,943
LSB Industries	40,862	a	1,343,543
Materion	52,121		1,570,927
Myers Industries	90,245		1,757,070

Neenah Paper	43,859		1,735,501
Olympic Steel	29,071		809,627
OM Group	76,378	a	2,357,789
PolyOne	227,284		6,570,780
Quaker Chemical	34,303		2,262,969
RTI International Metals	64,780	a	1,985,507
Schweitzer-Mauduit International	84,332		4,565,734
Stepan	39,876		2,386,977
Stillwater Mining	265,286	a,b	3,209,961
SunCoke Energy	194,125	a	3,067,175
Texas Industries	46,016	a,b	2,859,434
Tredegar	46,188		1,386,102
Wausau Paper	79,155		901,575
Zep	31,674		414,296
			87,200,924
Media--.8%
Arbitron	72,557		3,334,720
Digital Generation	51,057	a,b	395,692
E.W. Scripps, Cl. A	99,885	a	1,659,090
Harte-Hanks	109,263		1,044,554
Live Nation	338,686	a	5,547,677
			11,981,733
Pharmaceuticals, Biotech & Life Sciences--3.6%
Acorda Therapeutics	89,105	a	3,383,317
Affymetrix	142,851	a,b	542,834
Akorn	172,006	a	2,440,765
ArQule	98,879	a	264,007
Cambrex	105,333	a	1,543,128
Cubist Pharmaceuticals	160,456	a	10,001,222
Emergent BioSolutions	65,860	a	1,165,063
Hi-Tech Pharmacal	29,967		1,077,014
Impax Laboratories	149,952	a	3,110,004
Luminex	102,315	a	2,037,092
Medicines	130,259	a	4,025,003
Momenta Pharmaceuticals	109,304	a,b	1,886,587
PAREXEL International	145,099	a	7,175,146
Questcor Pharmaceuticals	147,198	b	9,835,770
Spectrum Pharmaceuticals	114,974	b	970,381
ViroPharma	144,146	a	4,947,091
			54,404,424
Real Estate--7.8%
Acadia Realty Trust	128,151	c	3,303,733
Agree Realty	29,991	c	904,529
Associated Estates Realty	117,252	b,c	1,791,611
Cedar Realty Trust	210,812	c	1,167,898
Colonial Properties Trust	199,121	c	4,820,719
Coresite Realty	48,998	c	1,663,972
Cousins Properties	450,021	c	4,612,715
DiamondRock Hospitality	421,585	c	4,089,374
EastGroup Properties	70,579	c	4,366,017
EPR Properties	121,085	c	6,100,262
Forestar Group	81,127	a,c	1,753,154
Franklin Street Properties	194,134	c	2,583,924

Geo Group	185,976		6,457,087
Getty Realty	40,530	c	834,513
Government Properties Income Trust	140,199	c	3,542,829
Healthcare Realty Trust	208,995	c	5,373,261
Inland Real Estate	226,572	c	2,331,426
Kite Realty Group Trust	150,719	c	869,649
LaSalle Hotel Properties	229,279	c	6,176,776
Lexington Realty Trust	451,201	c	5,658,061
LTC Properties	81,391	c	3,147,390
Medical Properties Trust	380,800	c	5,559,680
Mid-America Apartment Communities	109,835	c	7,419,354
Parkway Properties	71,809	c	1,256,657
Pennsylvania Real Estate
Investment Trust	156,334	c	3,236,114
Post Properties	135,653	c	6,310,578
PS Business Parks	49,689	c	3,640,713
Sabra Health Care	83,627	c	2,194,372
Saul Centers	18,988	c	861,675
Sovran Self Storage	77,144	c	5,330,650
Tanger Factory Outlet Centers	240,913	c	7,812,809
Universal Health Realty Income
Trust	27,265	c	1,185,210
Urstadt Biddle Properties, Cl. A	49,635	c	1,048,291
			117,405,003
Retailing--5.4%
Big 5 Sporting Goods	52,516		1,064,499
Blue Nile	33,014	a	1,281,934
Brown Shoe Company	121,603		2,890,503
Buckle	69,248	b	3,876,503
Cato, Cl. A	68,122		1,917,634
Children's Place Retail Stores	60,891	a	3,290,550
Christopher & Banks	79,127	a	541,229
Finish Line, Cl. A	107,014		2,382,132
Francesca's Holdings	111,936	a,b	2,782,729
Fred's, Cl. A	72,931	b	1,254,413
Genesco	54,750	a	3,853,305
Group 1 Automotive	44,455		3,235,879
Haverty Furniture	44,908		1,167,608
Hibbett Sports	67,164	a	3,939,169
JOS. A. Bank Clothiers	60,764	a,b	2,482,817
Kirkland's	29,168	a	512,773
Lithia Motors, Cl. A	45,979		2,999,670
Lumber Liquidators Holdings	66,586	a,b	6,446,857
MarineMax	45,416	a	528,188
Men's Wearhouse	116,646		4,657,675
Monro Muffler Brake	59,144	b	2,543,783
NutriSystem	60,003		750,638
OfficeMax	210,490		2,397,481
PEP Boys-Manny Moe & Jack	109,534	a	1,363,698
PetMed Express	49,956	b	836,763
Pool	112,753		5,951,103
Rue21	42,237	a	1,764,662
Select Comfort	129,770	a	2,965,244

Sonic Automotive, Cl. A	82,636		1,829,561
Stage Stores	77,859		1,943,361
Stein Mart	53,935		753,472
Tuesday Morning	107,609	a	1,207,373
Vitamin Shoppe	70,537	a	3,387,892
VOXX International	30,262	a	410,050
Zale	60,203	a	558,684
Zumiez	49,385	a,b	1,361,544
			81,131,376
Semiconductors & Semiconductor Equipment--3.8%
Advanced Energy Industries	108,587	a	2,351,994
ATMI	96,681	a	2,402,523
Brooks Automation	135,781		1,333,369
Cabot Microelectronics	56,810	a	2,100,834
Ceva	59,795	a	1,090,063
Cirrus Logic	161,690	a,b	3,117,383
Cohu	46,209		545,266
Diodes	74,566	a	2,043,854
DSP Group	61,946	a	461,498
Entropic Communications	253,043	a	1,120,980
Exar	111,245	a	1,447,297
GT Advanced Technologies	236,057	a,b	1,225,136
Hittite Microwave	60,339	a	3,769,981
Kopin	154,486	a	573,143
Kulicke & Soffa Industries	215,622	a	2,516,309
Micrel	100,164		1,062,740
Microsemi	219,693	a	5,417,629
MKS Instruments	132,101		3,582,579
Monolithic Power Systems	57,441		1,503,805
Nanometrics	37,448	a	575,201
Pericom Semiconductor	88,145	a	674,309
Power Integrations	71,604		3,948,961
Rubicon Technology	23,377	a,b	196,834
Rudolph Technologies	87,315	a	1,078,340
Sigma Designs	82,778	a	432,101
STR Holdings	56,126	a	149,856
Supertex	30,635		823,469
Tessera Technologies	100,087		2,008,746
TriQuint Semiconductor	361,692	a	2,889,919
Ultratech	76,151	a	2,225,132
Veeco Instruments	88,026	a,b	3,059,784
Volterra Semiconductor	73,573	a	1,108,745
			56,837,780
Software & Services--6.8%
Blackbaud	95,507		3,351,341
Blucora	100,363	a	2,007,260
Bottomline Technologies	84,437	a	2,454,584
CACI International, Cl. A	61,304	a,b	4,070,586
Cardtronics	116,557	a	3,433,769
CIBER	101,376	a	369,009
comScore	72,734	a	2,106,377
CSG Systems International	72,937		1,727,148
DealerTrack Technologies	97,292	a	3,638,721

Dice Holdings	141,160	a	1,223,857
Digital River	94,559	a	1,606,557
Ebix	81,229	b	942,256
EPIQ Systems	74,058		963,495
ExlService Holdings	70,328	a	1,969,184
Forrester Research	31,469		1,103,933
Heartland Payment Systems	99,170	b	3,700,033
Higher One Holdings	81,449	a,b	879,649
iGATE	73,292	a	1,708,437
Interactive Intelligence Group	27,506	a	1,562,341
j2 Global	99,621	b	4,559,653
Liquidity Services	60,348	a,b	1,719,918
LivePerson	97,299	a	899,043
LogMeIn	48,822	a	1,450,990
Manhattan Associates	52,364	a	4,625,836
MAXIMUS	156,519		5,886,680
MicroStrategy, Cl. A	19,585	a	1,860,771
Monotype Imaging Holdings	98,454		2,415,077
NetScout Systems	103,210	a	2,738,161
NIC	123,059		2,266,747
OpenTable	53,195	a,b	3,387,458
Perficient	84,161	a	1,148,798
Progress Software	133,453	a	3,415,062
QuinStreet	75,147	a	699,619
Sourcefire	71,635	a	5,403,428
Stamps.com	28,963	a	1,154,465
SYKES Enterprises	104,455	a	1,834,230
Synchronoss Technologies	67,818	a	2,339,043
Take-Two Interactive Software	204,204	a	3,579,696
Tangoe	74,383	a	1,343,357
TeleTech Holdings	66,792	a	1,673,140
Tyler Technologies	67,815	a	5,060,355
United Online	202,857		1,647,199
VASCO Data Security International	64,015	a	526,843
Virtusa	42,482	a	1,095,186
XO Group	98,520	a	1,178,299
			102,727,591
Technology Hardware & Equipment--6.7%
Agilysys	45,484	a	527,160
Anixter International	63,065	a	5,236,918
ARRIS Group	281,739	a	4,237,355
Avid Technology	118,377	a	705,527
Badger Meter	33,852		1,612,709
Bel Fuse, Cl. B	27,512		430,563
Benchmark Electronics	153,286	a	3,390,686
Black Box	39,667		1,073,389
CalAmp	75,147	a	1,153,506
Checkpoint Systems	120,097	a	2,065,668
Cognex	92,432		4,909,064
Coherent	60,351		3,420,695
Comtech Telecommunications	53,484		1,448,347
CTS	90,241		1,267,886
Daktronics	92,895		1,010,698

Digi International	45,297	a	449,799
DTS	40,920	a	926,429
Electro Scientific Industries	59,054		670,263
Electronics for Imaging	103,697	a	3,114,021
FARO Technologies	38,628	a	1,418,806
FEI	90,216		6,987,229
Harmonic	259,859	a	1,990,520
Insight Enterprises	120,018	a	2,567,185
Intermec	166,717	a	1,655,500
Ixia	116,942	a	1,625,494
Littelfuse	51,717		4,136,843
Measurement Specialties	32,163	a	1,601,074
Mercury Systems	48,925	a	454,024
Methode Electronics	64,341		1,215,401
MTS Systems	37,141		2,341,740
NETGEAR	82,228	a	2,451,217
Newport	92,000	a	1,347,800
Oplink Communications	50,000	a	1,007,500
OSI Systems	37,356	a	2,629,489
Park Electrochemical	51,185		1,392,232
PC-Tel	37,611		362,946
Plexus	81,270	a	2,842,012
Procera Networks	36,460	a	543,983
QLogic	200,056	a	2,202,617
Radisys	18,759	a	77,475
Rofin-Sinar Technologies	72,642	a	1,678,757
Rogers	38,964	a	2,167,178
ScanSource	78,591	a	2,798,626
Super Micro Computer	50,528	a	585,620
Symmetricom	143,190	a	735,997
Synaptics	72,325	a	2,893,000
SYNNEX	75,363	a	3,731,976
TTM Technologies	112,524	a	1,039,722
ViaSat	93,538	a	6,247,403
			100,380,049
Telecommunication Services--.4%
Atlantic Tele-Network	31,775		1,620,525
Cbeyond	86,151	a	729,699
Cincinnati Bell	439,366	a	1,515,813
General Communication, Cl. A	93,140	a	824,289
Lumos Networks	19,076	b	361,490
NTELOS Holdings	29,598		554,371
USA Mobility	57,553		898,978
			6,505,165
Transportation--1.8%
Allegiant Travel	37,517		3,653,405
Arkansas Best	46,637		1,012,023
Atlas Air Worldwide Holdings	58,898	a	2,629,207
Forward Air	80,990		2,961,804
Heartland Express	123,891		1,823,676
Hub Group, Cl. A	84,975	a	3,250,294
Knight Transportation	155,472		2,638,360
Old Dominion Freight Line	167,181	a	7,302,466

SkyWest	139,166		2,104,190
			27,375,425
Utilities--3.8%
Allete	75,169		4,030,562
American States Water	53,455		3,432,880
Avista	129,285		3,720,822
El Paso Electric	102,655		3,877,279
Laclede Group	71,358		3,272,478
New Jersey Resources	96,310		4,310,836
Northwest Natural Gas	64,313		2,825,913
NorthWestern	99,117		4,182,737
Piedmont Natural Gas	166,133	b	5,739,895
South Jersey Industries	67,344		4,114,718
Southwest Gas	121,353		6,023,963
UIL Holdings	134,507		5,493,266
UNS Energy	109,415		5,563,753
			56,589,102
Total Common Stocks
(cost $1,027,953,781)			1,485,829,654
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 12/5/13
(cost $974,868)	975,000	[d]	974,872

Other Investment--1.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,076,892)	27,076,892	[e]	27,076,892
Investment of Cash Collateral for
Securities Loaned--5.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $85,552,904)	85,552,904	[e]	85,552,904
Total Investments (cost $1,141,558,445)	106.2%		1,599,434,322
Liabilities, Less Cash and Receivables	(6.2%)		(93,562,465)
Net Assets	100.0%		1,505,871,857

a Non-income producing security.
b Security, or portion thereof, on loan. At July 31, 2013 the value of the fund's securities on loan was $86,374,812 and the value of the collateral held by the fund was $86,581,352, consisting of cash collateral of $85,552,904 and U.S. Government & Agency securities valued at $1,028,448.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At July 31, 2013, net unrealized appreciation on investments was $457,875,877 of which $506,306,147 related to appreciated investment securities and $48,430,270 related to depreciated investment securities. At July 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.2
Banks	7.8
Real Estate	7.8
Short-Term/Money Market Investments	7.6
Health Care Equipment & Services	7.3
Software & Services	6.8
Technology Hardware & Equipment	6.7
Materials	5.8
Retailing	5.4
Consumer Durables & Apparel	4.9
Consumer Services	4.2
Energy	4.2
Semiconductors & Semiconductor Equipment	3.8
Utilities	3.8
Pharmaceuticals, Biotech & Life Sciences	3.6
Diversified Financials	3.4
Commercial & Professional Services	3.2
Food, Beverage & Tobacco	2.8
Insurance	2.1
Transportation	1.8
Media	.8
Automobiles & Components	.6
Food & Staples Retailing	.6
Household & Personal Products	.6
Telecommunication Services	.4
106.2

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2013	($)
Financial Futures Long
Russell 2000 Mini	183	19,085,070	September 2013	(31,902)

The following is a summary of the inputs used as of July 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,485,829,654	-	-	1,485,829,654
Mutual Funds	112,629,796	-	-	112,629,796
U.S. Treasury	-	974,872	-	974,872
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(31,902)	-	-	(31,902)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended July 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	September 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	September 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)